Contingencies and Commitments (Details 2) - 12 months ended Dec. 31, 2022 $ in Thousands, $ in Thousands	CLP ($)	USD ($)
Legal proceeding one [Member]
Disclosure of commitments and contingent [Line Items]
Court	Court of Appeal
Description	Invoice collection
Status	Appeal of sentence
Estimated accrued loss contingency	$ 35,700
Legal proceeding two [Member]
Disclosure of commitments and contingent [Line Items]
Court	Court of Appeal
Description	Collection of labor benefits
Status	Appeal of sentence
Estimated accrued loss contingency	$ 59,301
Legal proceeding three [Member]
Disclosure of commitments and contingent [Line Items]
Court	Court of Appeal
Description	Compensation for damages
Status	Appeal of sentence
Estimated accrued loss contingency	$ 72,000
Legal proceeding four [Member]
Disclosure of commitments and contingent [Line Items]
Court	Court of Appeal
Description	Compensation for damages
Status	Appeal of sentence
Estimated accrued loss contingency	$ 45,000
Legal proceeding five [Member]
Disclosure of commitments and contingent [Line Items]
Court	Administrative Courts
Description	Administrative claims of several municipalities for advertising and publicity fees
Status	Proceeding in administrative or judicial stage
Estimated accrued loss contingency	$ 64,190	$ 75,000